UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices) (Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 432-0010

Date of fiscal year end: November 30

Date of reporting period: August 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

CCA Aggressive Return Fund
Schedule of Investments
August 31, 2014 (Unaudited)

Shares			Market Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
501	Boeing Co.	BA	63,526
428	Embraer S.A. ADR	ERJ	16,585
171	General Dynamics Corp	GD	21,076
434	Honeywell International, Inc.	HON	41,330
121	Lockheed Martin Corp.	LMT	21,054
88	Precision Castparts Corp.	PCP	21,477
			185,048	0.87%
Air Freight & Logistics
138	FedEx Corp.	FDX	20,407
171	Kerry Logistics Network, Ltd.	BH0W286	282
414	United Parcel Service, Inc. Class-B	UPS	40,294
500	Yamato Holdings Co., Ltd.	6985565	10,325
			71,308	0.34%
Airlines
511	American Airlines Group, Inc.	AAL	19,868
4,000	Ana Holdings, Inc.	6014908	9,719
638	China Eastern Airlines Corp., Ltd. *	CEA	10,355
540	Delta Air Lines, Inc.	DAL	21,373
1,001	Latam Airlines Group S.A. *	LFL	12,412
405	Pegasus Hava Tasimaciligi A.S. ADR *	B9J4ZK0	5,037
431	United Continental Holdings, Inc. *	UAL	20,519
			99,283	0.47%
Auto Components
300	Aisin Seiki Co., Ltd.	6010702	11,082
700	Bridgestone Corp.	6132101	24,001
1,669	Denso Corp.	DNZOY	36,242
127	Goodyear Lastikleri Turk A.S.	B03MTB6	4,680
200	Koito Manufacturing Co., Ltd.	6496324	5,461
11,100	SRI Trang Agro-Industry Plc.	B05BPG8	4,900
400	Stanley Electric Co., Ltd.	6841106	9,465
700	Sumitomo Electric Industries, Ltd.	6858708	10,242
340	Toyota Industries Corp.	6900546	16,316
			122,389	0.58%
Automobiles
2,322	Astra International Tbk PT ADR	PTAIY	30,093
1,414	BYD Co., Ltd. ADR	BYDDY	19,838
700	Fuji Heavy Industries, Ltd.	6356406	19,876
2,156	Honda Motor Co., Ltd. Sponsored ADR	HMC	73,412
1,000	Isuzu Motors, Ltd.	6467104	6,907
840	Mazda Motors Corp.	MZDAY	9,862
1,000	Mitsubishi Motors Corp.	6598446	11,365
3,147	Nissan Motor Co., Ltd.	NSANY	60,454
2,100	Oriental Holdings Berhad	6661434	5,257
1,000	Suzuki Motor Corp.	6865504	32,482
3,000	Tan Chong Motor Holdings BHD	6871125	4,283
91	Tesla Motors, Inc. *	TSLA	24,542
1,438	Toyota Motor Corp. ADR	TM	164,392
600	Yamaha Motor Co., Ltd.	6985264	11,096
			473,859	2.23%
Beverages
44,187	Ambev S.A. ADR	ABEV	322,123
500	Asahi Group Holdings, Ltd.	6054409	15,760
310	Fomento Economico Mex ADR	FMX	30,042
693	Kirin Holdings Co. ADR	KNBWY	9,230
914	PepsiCo, Inc.	PEP	84,536
520	Suntory Beverage & Food, Ltd. ADR	STBFY	9,495
2,047	The Coca-Cola Co.	KO	85,401
			556,587	2.62%
Biotechnology
871	Gilead Sciences, Inc. *	GILD	93,685
472	Amgen, Inc.	AMGN	65,787
59	Biogen IDEC, Inc. *	BIIB	20,239
231	Celgene Corp. *	CELG	21,949
62	Regeneron Pharmaceuticals, Inc. *	REGN	21,728
217	Vertex Pharmaceuticals, Inc. *	VRTX	20,305
			243,693	1.15%
Building Products
2,000	Asahi Glass Co., Ltd.	6055208	10,825
200	Daikin Industries, Ltd.	6250724	13,777
375	Toto, Ltd. ADR	TOTDY	9,090
			33,692	0.16%
Capital Markets
541	Coronation Fund Managers, Ltd.	6622710	5,072
495	Daiwa Securities Group ADR	DSEEY	4,049
1,000	Daiwa Securities Group, Inc.	6251448	8,129
3,116	Nomura Holdings, Inc.	NMR	19,911
725	Schwab Charles Corp.	SCHW	20,670
			57,831	0.27%
Chemicals
618	E. I. du Pont de Nemours and Co.	DD	40,856
1,669	Israel Chemicals ADR	ISCHY	12,851
182	Kansai Paint Co.	6483746	2,889
800	Kuraray Co., Ltd.	6497662	9,945
356	Monsanto Co.	MON	41,171
218	Nitto Denko Corp. ADR	NDEKY	5,716
158	Praxair, Inc.	PX	20,785
97	Sherwin Williams Co.	SHW	21,157
200	Shin-Etsu Chemical Co., Ltd.	6804585	12,405
1,035	Shin-Etsu Chemical ADR	SHECY	15,985
152	Toray Industries ADR	TRYIY	10,378
			194,138	0.91%
Commercial Banks
1,360	Agricultural Bank of China, Ltd. ADR	ACGBY	15,586
3,862	Akbank T.A.S. ADR	AKBTY	29,235
3,000	Aozora Bank, Ltd.	B1G1854	10,232
3,995	Banco Bradesco ADR	BBDO	71,471
5,946	Banco Do Brasil ADR	BDORY	92,341
4,443	Banco Santander Brasil-ADS	BSBR	30,523
249	Banco Santander S.A. ADR	SAN	2,466
15,000	Bank Danamon Indonesia TBK	6580034	4,812
517	Bank Hapoalim, Ltd. ADR	BKHYY	14,592
3,357	Bank Mandiri TBK ADR	PPERY	30,012
5,200	Bank of China, Ltd. ADR	BACHY	60,164
505	Bank of Yokohama ADR	BKJAY	11,100
1,609	Bank Rakyat Indonesia ADR	BKRKY	30,571
3,920	China Banking Corp.	B8B4VL4	4,640
26,905	China Construction Bank Corp. ADR	CICHY	396,042
1,646	Grupo Financiero Banorte, S.A.B. de C.V. ADR	GBOOY	57,857
2,000	HDFC Bank, Ltd. ADR	HDB	99,380
900	Hong Leong Financial Group	6436450	4,865
1,198	Icici Bank, Ltd. ADR	IBN	64,093
9,324	Industrial & Commercial Bank of China, Ltd. ADR	IDCBY	122,984
2,830	Israel Discound Bank, Ltd. ADR *	6451271	4,750
8,813	Itau Uni Holding S.A. ADR	ITUB	158,634
646	Kasikornbank, Plc. ADR	KPCPY	18,483
9,736	Malayan Bkg Berhad ADR	MLYBY	61,532
5,053	Mitsubishi UfJ Financial Group, Inc. ADR	MTU	29,156
36,600	Mizuho Financial Group, Inc.	6591014	69,585
1,700	Resona Holdings, Inc.	6421553	9,215
2,500	Seven Bank, Ltd.	B2NT8S1	10,135
656	Shinhan Financial Group Co., Ltd. D	SHG	33,922
2,133	Standard Bank Group, Ltd. ADR	SGBLY	27,750
2,400	Sumitomo mistsui Financial Group	6563024	96,851
492	Sumitomo Mitsui ADR	SMFG	4,009
6,147	Sumitomo Mitsui TR ADR	SUTNY	24,926
4,600	Thanachart Capital-Foreign	B8GKBK6	4,897
3,900	Tisco Financial Group, Plc.	B3KFW76	5,189
55,900	TMB Bank, Plc.	6887887	5,005
7,335	Turkiye Garanti ADR	TKGBY	28,460
413	Woori Finance Holdings Co., Ltd. ADR	WF	16,735
			1,762,200	8.28%
Commercial Services & Supplies
654	Secom, Ltd. ADR	SOMLY	9,980	0.05%

Commercial Vehicles
300	Scania AB-B *	B1RDYG2	0

Communications Equipment
1,085	QUALCOMM, Inc.	QCOM	82,568	0.39%

Computers & Peripherals
3,115	Apple, Inc.	AAPL	319,287
1,831	Canon, Inc.	CAJ	59,819
1,386	EMC Corp.	EMC	40,929
400	Fujifilm Holdings Corp.	6356525	12,049
571	Hewlett-Packard Co.	HPQ	21,698
1,000	Konica Minolta, Inc.	6496700	10,981
613	Lenovo Group, Ltd. ADR	LNVGY	18,709
477	Seiko Epson Corp. ADR	SEKEY	12,116
			495,588	2.33%
Construction & Engineering
2,188	Aveng, Ltd. *	6153339	4,685
1,262	Empresas ICA S.A. ADR	ICA	9,377
16	Ferrovial S.A.	B038516	325
3,300	Gamuda Berhad	6359881	5,057
6,600	Sino Thai Engineering & Construction Pcl.	6541406	5,269
2,000	Taisei Corp.	6870100	11,913
4,700	Toyo-Thai Corp., Pcl.	B5MTH64	4,451
			41,077	0.19%
Construction Materials
108	CaesarStone Sdot-Yam, Ltd.	CSTE	5,617
2,341	Cemex SAB de CV ADR	CX	30,971
177	Goltas Goller Bolgesi Ciment	B03MT94	4,832
580	Semen Indonesia Persero Tbk PT ADR	PSGTY	16,049
			57,469	0.27%
Consumer Finance
2,500	Acom Co. *	6049784	8,646
400	Aeon Financial Service Co., Ltd.	6037734	9,277
224	American Express Co.	AXP	20,059
327	Discover Financial Services	DFS	20,395
			58,377	0.27%
Diversified Financial Services
105	Intercontinental Exchange, Inc.	ICE	19,845
227	Moody's Corp.	MCO	21,240
374	Orix Corp. ADR	IX	28,312
538	PSG Group, Ltd.	6613219	4,705
			74,102	0.35%
Diversified Telecommunication
937	Chunghwa Telecom Co., Ltd.	CHT	29,253
300	Frontier Communications Corp.	FTR	2,037
2,927	Nippon Telegraph & Telephone Corp.	NTT	98,464
10,936	Oi S.A. ADR	OIBR	7,327
687	PT Telekomunikasi Indonesia Tbk	TLK	31,643
1,487	Telefonica Brasil S.A. ADR *	VIV	31,822
			200,546	0.94%
Electric Utilities
800	Chubu Electric Power Co., Inc. ADR *	6195609	9,234
921	CPFL energia S.A. ADR	CPL	18,549
1,820	Enersis S.A. ADR	ENI	30,776
1,000	Kansai Electric Power Co., Inc. ADR *	6483489	9,143
3,008	Korea Electric Power Corp.	KEP	62,807
900	Kyushu Electric Power Co., Inc. ADR *	6499806	9,131
			139,640	0.66%
Electrical Equipment
200	Nidec Corp.	6640682	12,745	0.06%

Electronic Equipment & Instruments
210	Amphenol Corp.	APH	21,632
619	Hitachi, Ltd. ADR	HTHIY	47,013
400	Hoya Corp.	6441506	12,922
300	Kyocera Corp.	6499260	14,020
200	Murata Manufacturing Co., Ltd. ADR	6610403	19,087
200	Omron Corp.	6659428	8,656
			123,330	0.58%
Energy Equipment & Services
570	Halliburton Co.	HAL	38,538
575	Nabors Industries, Ltd.	NBR	15,646
732	Schlumberger, Ltd.	SLB	80,256
			134,440	0.63%
Food & Staples Retailing
800	Aeon Co., Ltd.	6480048	8,639
1,420	Cencosud S.A. ADR	CNCO	12,666
529	CVS Caremark Corp.	CVS	42,029
19,600	Hero Supermarket Tbk PT *	B78C5T0	4,275
100	Lawson, Inc.	6266914	7,176
2,600	Philippine Seven Corp.	6040378	5,428
900	Pick n Pay Stores, Ltd.	6688068	4,767
700	Seven & I Holdings Co., Ltd.	B0FS5D6	28,060
4,680	Wal-Mart de Mexico SAB de C.V.	WMMVY	127,015
1,910	Wal-Mart Stores, Inc.	WMT	144,205
			384,260	1.81%
Food Products
499	Ajinomoto Co., Inc.	AJINY	8,139
867	AVI, Ltd.	6040958	4,956
1,337	Brazil S.A. ADR	BRFS	35,644
11,000	China Modern Dairy Holdings, Ltd. *	B3PZ2V5	5,393
300	Dutch Lady Milk Industries Berhad	6289160	4,454
391	General Mills, Inc.	GIS	20,872
317	Kellogg Co.	K	20,595
171	Keurig Green Mountain, Inc.	GMCR	22,798
358	Kraft Foods Group, Inc.	KRFT	21,086
20,300	Malindo Feedmill Tbk PT	B0F1PX5	5,852
100	Nissin Foods Holdings	6641760	5,726
200	Yakult Honsha Co., Ltd.	6985112	10,971
			166,486	0.78%
Gas Utilities
2,000	Tokyo Gas Co., Ltd.	6895448	11,354	0.05%

Health Care Equipment & Supplies
266	Baxter International, Inc.	BAX	19,944
173	Becton Dickinson & Co.	BDX	20,270
654	Medtronic, Inc.	MDT	41,758
286	Olympus Corp. ADR *	OCPNY	10,162
308	ST. Jude Medical, Inc.	STJ	20,202
255	Stryker Corp.	SYK	21,244
400	Terumo Corp.	6885074	10,061
			143,641	0.67%
Health Care Providers & Services
247	Aetna, Inc.	AET	20,286
217	Cigna Corp.	CI	20,528
287	DaVita Healthcare Partners, Inc. *	DVA	21,433
293	Express Scripts Holding Co. *	ESRX	21,661
4,300	Faber Group Berhad	6310985	4,625
107	Mckesson Corp.	MCK	20,868
730	UnitedHealth Group, Inc.	UNH	63,276
			172,677	0.81%
Health Care Technology
600	M3, Inc.	B02K2M3	10,485	0.05%

Hotels Restaurants & Leisure
18,900	Bloomberry Resorts Corp. *	B7RLFB0	4,986
551	Las Vegas Sands Corp.	LVS	36,647
641	McDonald's Corp.	MCD	60,074
4,800	Minor International Pcl.	B018BZ4	5,410
100	Oriental Land Co.	6648891	19,450
520	Starbucks Corp.	SBUX	40,461
260	Starwood Hotels & Resorts Worldwide, Inc.	HOT	21,980
25,700	Travellers International Hotel Group, Inc. *	BFG0SX7	4,776
			193,784	0.91%
Household Durables
640	Nikon Corp. Plc. ADR	NINOY	9,235
2,447	Panasonic Corp. ADR	PCRFY	30,049
744	Sekisui House, Ltd.	SKHSY	9,352
3,205	Sharp Corp. ADR *	SHCAY	10,032
1,798	Sony Corp.	SNE	34,360
			93,028	0.44%
Household Products
619	Colgate-Palmolive Co.	CL	40,067
192	Kimberly-Clark Corp.	KMB	20,736
1,078	Kimberly-Clark de Mexico ADR	KCDMY	14,381
44	Uni Charm Corp.	UNCHF	2,959
1,029	Uni-Charm Corp. ADR	UNICY	13,552
			91,695	0.43%
IT Services
250	Auto Data Processing, Inc.	ADP	20,870
3,298	Cielo S.A.ADR	CIOXY	62,331
401	Cognizant Technology Solutions Corp. *	CTSH	18,338
333	Fiserv, Inc.	FISV	21,469
1,000	Fujitsu, Ltd.	6356945	6,857
1,140	Infosys, Ltd. ADR	INFY	67,830
420	International Business Machines Corp.	IBM	80,766
807	MasterCard, Inc.	MA	61,179
300	Nomura Research Institute, Ltd. ADR	6390921	9,468
300	NTT Data Corp.	6125639	10,750
288	Visa, Inc.	V	61,206
3,572	Wipro, Ltd.	WIT	42,721
			463,783	2.18%
Industrial Conglomerates
284	3M Co.	MMM	40,896
276	Danaher Corp.	DHR	21,144
260	The Bidvest Group, Ltd. ADR	BDVSY	14,165
3,406	Turk Sise Ve Cam Fabrikalari	B03MXR0	4,598
			80,803	0.38%
Insurance
217	Aspen Insurance Holdings, Ltd.	AHL	9,227
4,732	BB Seguridade Holding Corp. ADR	BBSEY	74,908
577	Catlin Group, Ltd. ADR	CNGRY	9,819
758	China Life Insurance Co., Ltd. ADR	LFC	32,549
352	China Pacific Insurance (Group) Co., Ltd. ADR	CHPXY	5,509
1,000	Dai-Chi Life Insurance Co., Ltd.	B601QS4	14,319
1,223	MS&AD Insurance Group Holdings, Inc. ADR	MSADY	13,759
1,400	New China Life Insurance	B5730Z1	4,995
1,999	Ping An Insurance (Group) Co. of China, Ltd. ADR	PNGAY	32,524
515	Sanlam, Ltd. ADR	SLLDY	15,914
15,900	Sinar Mas Multiartha Tbk	6589235	5,039
587	Sony Financial Holdings, Inc. ADR	SNYFY	9,398
1,347	Tokio Marine Holdings, Inc. ADR	TKOMY	41,178
17	White Mountains Insurance Group, Ltd.	WTM	10,782
			279,920	1.32%
Internet & Catalog Retail
256	Amazon.com, Inc. *	AMZN	86,794
1,500	Rakuten, Inc.	6229597	19,397
34	The Priceline Group, Inc. *	PCLN	42,307
			148,498	0.70%
Internet Software & Services
716	Baidu, Inc. ADR *	BIDU	153,596
383	EBay, Inc. *	EBAY	21,257
1,378	Facebook, Inc., Class A *	FB	103,102
175	Google Inc., Class A *	GOOG	100,030
170	Google, Inc. Class-A	GOOGL	99,001
211	NetEase, Inc. ADR	NTES	18,576
421	SouFun Holdings, Ltd. ADR	SFUN	4,858
247	Weibo Corp. ADR *	WB	4,920
4,000	Yahoo Japan Corp.	6084848	16,101
224	Yahoo Japan Corp. ADR	YAHOY	1,796
569	Yahoo, Inc. *	YHOO	21,912
			545,151	2.56%
Leisure Equipment & Products
400	Bandai Namco Holdings, Inc.	B0JDQD4	11,167
131	Shimano, Inc.	6804820	15,618
			26,785	0.13%
Life Sciences Tools & Services
364	Agilent Technologies, Inc.	A	20,806
165	Thermo Fisher Scientific, Inc.	TMO	19,835
			40,641	0.19%
Machinery
391	Caterpillar, Inc.	CAT	42,646
2,200	China International Marien Containers (Group) Co., Ltd.	B87RSJ4	4,735
239	Deere & Co.	DE	20,098
400	Hino Motors, Ltd.	6428305	5,668
500	Hitachi Construction Machinery Co., Ltd.	6429405	9,818
251	IHI Corp. ADR	IHICY	4,611
244	Illinois Tool Works, Inc.	ITW	21,523
700	Komatsu, Ltd.	6496584	15,837
167	Kubota Corp. ADR	KUBTY	11,957
238	Kubota, Ltd.	6497509	3,398
165	Makita Corp. ADR	MKTAY	9,252
4,500	Mitsubishi Heavy Industries, Ltd.	6597067	27,681
1,000	NSK, Ltd.	6641544	13,277
173	Parker-Hannifin Corp.	PH	19,982
403	PT United Tractors Tbk	PUTKY	15,209
13	SMC Corp.	6763965	3,396
680	Weichai Power Co., Ltd. ADR	WEICY	10,941
			240,029	1.13%
Marine
1,990	Grindrod, Ltd.	B0LNLV5	4,619
3,000	Nippon Yusen Kabushiki Kaisha	6643960	8,819
			13,438	0.06%
Media
5,700	ABS-CBN Holdings Corp. PDR	6177533	4,681
4,800	Astro Malaysia Holdings Berhad	B7W5GK3	4,995
354	CBS Corp.	CBS	20,989
126	Charter Communications, Inc. *	CHTR	19,766
200	Dentsu, Inc.	6416281	8,118
237	DirecTV *	DTV	20,489
902	Grupo Televisa S.A. ADR	TV	33,437
1,024	Naspers, Ltd. ADR	NPSNY	130,263
8	ProSiebenSat.1 Media AG	PBSFY	80
5,985	Sirius XM Holdings, Inc. *	SIRI	21,726
706	The Walt Disney Co.	DIS	63,455
137	Time Warner Cable, Inc.	TWC	20,266
238	Viacom, Inc. Class-B	VIAB	19,314
			367,579	1.73%
Metals & Mining
267	African Rainbow Minerals, Ltd.	6041122	4,547
1,950	Anglo American Platinum, Ltd. *	AGPPY	13,455
915	ArcelorMittal	MT	13,322
500	JFE Holdings, Inc.	6543792	10,107
64	Jiangxi Copper Co., Ltd.	JIXAY	4,923
7,000	Kobe Steel, Ltd.	6496023	11,365
1,308	Kumba Iron Ore, Ltd.	KIROY	13,132
3,160	MMC Norilsk Nickel OJSC	NILSY	61,841
150	Nippon Steel & Sumitomo Metal Corp.	6642569	424
646	Nippon Steel & Sumitomo Metal Corp. ADR	NSSMY	18,282
400	POSCO	PKX	33,120
825	Sesa Sterlite, Ltd.	SSLT	15,172
521	Sibanye Gold, Ltd.	SBGL	4,892
1,000	Sumitomo Metal Mining Co., Ltd.	6858849	15,165
6,828	Vale SA ADR	VALE/P	79,546
			299,293	1.41%
Multiline Retail
800	Isetan Mitsukoshi Holdings, Ltd.	B2Q4CL4	9,607
354	Macys, Inc.	M	22,051
19,700	Matahari Putra Prima Tbk	B92MGL9	5,190
335	Target Corp.	TGT	20,123
			56,971	0.27%
Oil, Gas & Consumable Fuels
20,700	ABM Investama Tbk PT	B7D5YC0	4,870
182	Anadarko Petroleum Corp.	APC	20,510
5,000	Banpu Public Co., Ltd.	BJFHBT4	5,049
328	China Petroleum & Chemical Corp. ADR	SNP	33,128
138	Concho Resources, Inc. *	CXO	19,602
134	Continental Resources, Inc. *	CLR	21,613
415	Cosan, Ltd. Class-A	CZZ	6,018
356	EOG Recourses, Inc.	EOG	39,117
5,684	Ecopetrol S.A. ADR	EC	196,553
228	Gazprom Neft ADR	GZPFY	4,374
1,900	Inpex Corp.	B10RB15	27,198
1,572	Lukoil OAO ADR	LUKOY	87,262
2,283	Gazprom OAO ADR	OGZPY	16,411
134	Tatneft ADR	OAOFY	4,985
246	Petrochina Co. ADR	PTR	34,883
7,527	Petroleo Brasilileiro S.A. ADR *	PBR/A	156,637
89	Pioneer Natural Resources Co.	PXD	18,570
3,102	PTT Exploration & Production Pcl. ADR	PEXNY	31,393
1,028	Sasol, Ltd.	SSL	60,220
2,900	Shell Refining Co. (Federation of Malaya) Berhad *	6803504	5,566
495	Southwestern Energy Co. *	SWN	20,384
7,790	Surgutneftegaz ADR	SGTZY	54,530
1,000	TonenGeneral Sekiyu K.K.	6366007	9,117
1,259	Yanzhou Coal Mining Co., Ltd. ADR	YZC	10,538
			888,528	4.18%
Paper & Forest Products
281	Mondi, Ltd.	B41LJ57	4,776	0.02%

Personal Products
757	Kao Corp. ADR	KCRPY	32,566
277	Lauder Estee Co.	EL	21,282
			53,848	0.25%
Pharmaceuticals
771	Abbvie, Inc.	ABBV	42,621
189	Actavis, Inc. *	ACT	42,899
119	Allergan, Inc.	AGN	19,478
1,800	Astellas Pharma, Inc.	6985383	25,905
804	Bristol Myers Squibb Co.	BMY	40,723
300	Chugai Pharmaceutical Co., Ltd.	6196408	9,497
200	Eisai Co., Ltd.	6307200	8,350
61	Eisai Co., Ltd.	ESALY	2,557
403	Mylan, Inc. *	MYL	19,586
100	Ono Pharmaceutical Co., Ltd.	6660107	8,915
707	Otsuka Holdings Co., Ltd. ADR	OTSKY	12,811
145	Otsuka Holdings Co., Ltd.	B5LTM93	5,269
200	Santen Pharmaceutical Co., Ltd.	6776606	11,528
100	Taisho Pharmaceutical Holdings, Co., Ltd.	B3QX5G4	7,580
2,591	Takeda Pharmaceutical Co., Ltd. ADR	TKPYY	59,153
2,372	Teva Pharmaceutical Industries, Ltd. ADR	TEVA	124,577
619	Zoetis, Inc.	ZTS	21,937
			463,386	2.18%
Professional Services
433	Nielsen N.V.	NLSN	20,347	0.10%

Real Estate Management & Developers
400	Aeon Mall Co., Ltd.	6534202	8,712
124	Agile Property Holdings, Ltd. ADR	AGPYY	5,188
497	Airport City, Ltd. *	B0Z7M21	4,866
100	Daito Trust Construction Co., Ltd.	6250508	12,359
150,000	Filinvest Land, Inc.	6341446	5,334
183	Norstar Holdings, Inc.	6362652	5,012
4,800	IJM Land Berhad	6303316	5,025
6,300	IOI Properties Group Berhad	BH7JFJ2	4,917
16,300	Land & Housing Pcl.	6581907	5,563
84	Mitsubishi Estate Co., Ltd. ADR	MITEY	1,938
1,000	Mitsubishi Estate Co., Ltd.	6596729	23,071
1,079	Mitsui Fudosan Co., Ltd.	6597603	34,363
139,500	PT Pakuwon Jati Tbk	B4KWQ72	5,191
			121,540	0.57%
Road & Rail
200	Cent Japan Railway Co.	6183552	28,014
400	East Japan Railway Co.	6298542	31,062
1,000	Hankyu Hanshin Holdings, Inc.	6408664	5,889
1,000	Keikyu Corp.	6487306	8,790
1,000	Odakyu Electric Railway Co.	6656106	9,857
1,000	Tokyu Corp.	6896548	6,936
410	Union Pacific Corp.	UNP	43,161
200	West Japan Railway Co.	6957995	9,454
			143,163	0.67%
Semiconductors & Semiconductor
2,435	Advanced Semiconductor Engineering, Inc. ADR	ASX	15,535
953	Applied Materials, Inc.	AMAT	22,019
531	Broadcom Corp.	BRCM	20,911
203	Ezchip Semiconductor Ltd. *	EZCH	5,672
636	Micron Technology, Inc. *	MU	20,734
1,300	Renesas Electronics Corp. *	6635677	10,503
350	Rohm Co., Ltd. ADR	ROHCY	11,120
14,830	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	TSM	310,540
435	Texas Instruments, Inc.	TXN	20,958
585	Tokyo Electron, Ltd. ADR	TOELY	10,296
			448,288	2.11%
Software
891	Activision Blizzard, Inc.	ATVI	20,974
282	Adobe Systems, Inc. *	ADBE	20,276
229	Check Point Software Technologies, Ltd. *	CHKP	16,264
1,500	Gungho Online Entertainment, Inc.	B064D84	8,012
4,662	Microsoft Corp.	MSFT	211,795
2,011	Nintendo Co., Ltd. ADR	NTDOY	27,933
2,014	Oracle Corp.	ORCL	83,641
374	Salesforce.com, Inc. *	CRM	22,100
5,000	Silverlake Axis, Ltd.	6599825	4,825
300	Trend Micro, Inc.	6125286	9,655
			425,475	2.00%
Specialty Retail
504	Gap, Inc.	GPS	23,260
15,500	Home Product Center Pcl.	6418544	5,095
426	Lowe's Cos., Inc.	LOW	22,369
200	Nitori Holdings Co., Ltd.	6644800	11,990
135	O'Reilly Automotive, Inc. *	ORLY	21,057
8,000	Padini Holdings Berhad	6093167	4,695
864	Teknosa Ic Ve Dis Ticaret A.S.	B7TJR61	3,855
504	The Home Depot, Inc.	HD	47,124
388	TJX Cos., Inc..	TJX	23,129
			162,574	0.76%
Textiles, Apparel & Luxury Goods
3,000	Anta Sports Products, Ltd.	B1YVKN8	5,760
261	Nike, Inc. Class-B	NKE	20,502
333	V.F. Corp.	VFC	21,352
			47,614	0.22%
Tobacco
5,300	HM Sampoerna Tbk PT	6404242	32,031
1,177	Japan Tobacco, Inc.	6474535	40,300
			72,331	0.34%
Trading Companies & Distributors
584	ITOCHU Corp. ADR	ITOCY	14,851
1,000	Marubeni Corp.	6569464	7,215
69	Marubeni Corp. ADR	MARUY	4,987
2,900	Mitsubishi Corp.	6596785	59,942
141	Mitsui & Co., Ltd.	MITSY	46,037
1,100	Sumitomo Corp.	6858946	14,193
85	W.W. Grainger, Inc.	GWW	20,927
			168,152	0.79%
Transportation Infrastructure
577	TAV Havalimanlari Holdings A.S.	B1RMFT9	4,788
5,600	Westports Holdings Berhad	BDFM1K8	5,135
			9,923	0.05%
Water Utilities
1,480	Cia de Saneamento Basico do Estado de Sao Paulo ADR *	SBS	13,971	0.07%

Wireless Telecommunication Services
8,386	Advanced Info Services Co., Ltd. ADR	AVIFY	54,509
6,028	America Movil SAB de C.V. ADR	AMX	147,746
822	KDDI Corp. ADR	KDDIY	11,861
500	KDDI Corp.	6248990	28,816
4,152	MTN Group, Ltd. ADR	MTNOY	94,583
812	Mobile Telesystems OJSC ADR	MBT	14,981
6,183	NTT Docomo, Inc.	DCM	106,842
451	Philippine Long Distance Telephone Co. ADR	PHI	34,204
1,215	SK Telecom Co., Ltd. ADR	SKM	36,353
1,300	Softbank Corp.	6770620	93,744
350	Softbank Corp. ADR	SFTBY	12,670
560	Tim Participacoes S.A. ADR	TSU	15,669
658	T-Mobile Us, Inc. *	TMUS	19,793
145	PT Tower Bersama Infrastructure Tbk ADR	PTFRY	4,902
984	Turkcell Iletisim Hizmetleri A.S. ADR *	TKC	14,524
2,468	Vodafone Group, Ltd. ADR	VDMCY	29,715
200	Vodafone Group Plc.	BH4HKS3	686
			721,598	3.39%

	Total for Common Stock (Cost - $12,425,532)		12,825,706	60.27%

Exchange Traded Fund
15	iShares MSCI Canada ETF	EWC	493
107,126	iShares MSCI Emerging Markets Index	EEM	4,827,098
23,415	iShares MSCI Emerging Markets Small-Cap ETF	EEMS	1,209,853
5,755	iShares MSCI India ETF	INDA	178,635
19,766	iShares MSCI Japan ETF	EWJ	233,239
18,959	iShares MSCI Japan Small-Cap ETF	SCJ	1,070,425
4,225	iShares MSCI South Korea Capped ETF	EWY	280,540
5,176	iShares MSCI Taiwan ETF	EWT	85,456
1	Vanguard Mega Cap Value ETF	MGV	60

	Total for Exchange Traded Funds (Cost - $7,625,442)		7,885,799	37.05%

Real Estate Investment Trusts
11,200	Sunway Real Estate Investment Trust	B62QFR9	5,188
212	American Tower Corp.	AMT	20,903
2	Nippon Building Fund, Inc.	6396800	11,125
863	General Growth Properties, Inc.	GGP	21,204
274	Crown Castle International Corp.	CCI	21,786
120	Simon Property Group, Inc.	SPG	20,404

	Total for Real Estate Investment Trusts (Cost - $97,842)		100,610	0.47%

MONEY MARKET FUNDS
451,083	Aim Short Term Invts Tr Treasury 0.01% ** (Cost - $451,083)	TRPXX	451,083	2.12%

	Total Investments (Cost - $20,599,899)		21,263,198	99.91%

	Other Assets Less Liabilities		18,876	0.09%

	Net Assets		21,282,074	100.00%

*Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at August 31, 2014.
ADR - American Depositary Receipt.
ADS - American Depositary Shares.

NOTES TO FINANCIAL STATEMENTS
CCA Aggressive Return Fund
1. SECURITY TRANSACTIONS

At August 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $20,599,899 amounted to $663,299, which consisted of aggregate gross unrealized appreciation of $842,198 and aggregate gross unrealized depreciation of $178,899.

2. SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation method

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, Including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of August 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,825,706	$0	$0	$12,825,706
Real Estate Investment Trust	$100,610	$0	$0	$100,610
Exchange Traded Funds	$7,885,799	$0	$0	$7,885,799
Cash Equivalents	$451,083	$0	$0	$451,083
Total	$21,263,198	$0	$0	$21,263,198

CCA Core Return Fund
Schedule of Investments
August 31, 2014 (Unaudited)

Shares			Market Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
255	Airbus Group N.V. ADR	EADSY	3,922
19	Alliant Techsystems, Inc.	ATK	2,394
105	Curtiss-Wright Corp.	CW	7,543
60	Honeywell International, Inc.	HON	5,714
41	Huntington Ingalls Industries, Inc.	HII	4,187
56	Lockheed Martin Corp.	LMT	9,744
11	Precision Castparts Corp.	PCP	2,685
42	Raytheon Co.	RTN	4,046
52	Rolls-Royce Holdings, Plc ADR	RYCEY	4,415
309	Safran S.A. ADR	SAFRY	5,037
64	Teledyne Technologies, Inc. *	TDY	6,212
38	The Boeing Co.	BA	4,818
78	Triumph Group, Inc.	TGI	5,411
132	United Technologies Corp.	UTX	14,253
142	Zodiac Aerospace	7294334	4,629
			85,010	0.77%
Air Freight & Logistics
46	FedEx Corp.	FDX	6,802
134	Hub Group, Inc. Class-A *	HUBG	5,828
32	Panalpina Welttransport	B0KJTG5	4,541
641	TNT Express N.V. ADR	TNTEY	4,788
54	United Parcel Service, Inc. Class-B	UPS	5,256
			27,215	0.25%
Airlines
55	American Airlines Group, Inc.	AAL	2,138
3,000	Cathay Pacific Airways, Ltd.	6179755	5,574
			7,712	0.07%
Auto Components
35	Continental AG	4598589	7,463
135	Continental AG ADR	CTTAY	5,754
238	Dana Holding Corp.	DAN	5,529
104	Denso Corp. ADR	DNZOY	2,258
328	Pirelli & C. SpA	4689803	5,009
			26,013	0.24%
Automobiles
282	Bayerische Motoren Werke (BMW) AG ADR	BAMXY	10,926
84	Daimler AG	DDAIF	6,856
59	Daimler AG ADR	DDAIY	4,818
477	Ford Motor Co.	F	8,305
268	General Motors Co.	GM	9,326
135	Honda Motor Co., Ltd.	6435145	4,556
216	Mazda Motors Corp. ADR	MZDAY	2,536
400	Mitsubishi Motors Corp.	6598446	4,546
250	Nissan Motor Co., Ltd. ADR	NSANY	4,803
488	PT Astra International Tbk ADR	PTAIY	6,324
168	Tata Motors, Ltd. ADR	TTM	8,096
83	Thor Industries, Inc.	THO	4,458
77	Toyota Motor Corp. ADR	TM	8,803
120	Volkswagen AG ADR	VLKAY	5,396
95	Volkswagen AG ADR PFD	VLKPY	4,260
			94,009	0.86%
Beverages
1,410	Ambev S.A. ADR	ABEV	10,279
207	Anheuser-Busch InBev NV ADR	BUD	23,138
100	Asahi Group Holdings, Ltd.	6054409	3,152
33	Brown-Forman Corp. Class-B	BF/B	3,058
42	Coca Cola Femsa SAB de CV ADR	KOF	4,564
488	Coca-Cola Amatil, Ltd. ADR	CCLAY	4,119
83	Diageo, Plc. ADR	DEO	9,949
225	Ito En, Ltd.	6455789	5,229
130	PepsiCo, Inc.	PEP	12,024
215	Pernod Ricard S.A. ADR	PDRDY	5,061
99	SABMiller, Plc. ADR	SBMRY	5,454
334	The Coca-Cola Co.	KO	13,934
			99,961	0.91%
Biotechnology
27	Alexion Pharmaceuticals, Inc. *	ALXN	4,571
58	Amgen, Inc.	AMGN	8,084
18	Biogen Idec, Inc. *	BIIB	6,175
61	Celgene Corp. *	CELG	5,796
152	CSL, Ltd. ADR	CSLLY	5,229
110	Gilead Sciences, Inc. *	GILD	11,832
160	Grifols S.A. ADR	GRFS	6,424
29	Regeneron Pharmaceuticals, Inc. *	REGN	10,163
300	Takara Bio, Inc.	B03ML21	4,375
75	United Therapeutics Corp. *	UTHR	8,837
			71,486	0.65%
Building Products
101	Compagnie de Saint Gobain	7380482	5,124
179	Owens Corning, Inc.	OC	6,444
			11,568	0.11%
Capital Markets
50	Ameriprise Financial, Inc.	AMP	6,288
895	Ashmore Group, Plc.	B132NW2	5,229
192	Azimut Holding SpA	B019M65	4,995
30	BlackRock, Inc.	BLK	9,916
168	Credit Suisse Group AG ADR *	CS	4,744
139	Deutsche Bank AG	DB	4,769
205	Federated Investors, Inc., Class-B	FII	6,291
164	Franklin Resources, Inc.	BEN	9,269
285	Gam Holding AG *	B1WHVV3	5,540
150	Invesco, Ltd.	IVZ	6,126
57	Legg Mason, Inc.	LM	2,811
118	Macquarie Group, Ltd.	B28YTC2	6,425
494	Mediobanca SpA *	4574813	4,314
109	Morgan Stanley	MS	3,740
310	Nomura Holdings, Inc.	NMR	1,981
22	Partners Group Holding AG	B119QG0	5,803
635	Ratos AB-B	B130WD0	5,145
99	The Charles Schwab Corp.	SCHW	2,822
56	The Goldman Sachs Group, Inc.	GS	10,030
246	UBS AG *	UBS	4,413
			110,651	1.01%
Chemicals
55	Agrium, Inc.	AGU	5,205
203	Air Liquide S.A. ADR	AIQUY	5,191
76	Air Products & Chemicals, Inc.	APD	10,124
204	Akzo Nobel NV ADR	AKZOY	4,784
50	Arkema S.A. ADR	ARKAY	3,759
103	Basf SE ADR	BASFY	10,599
959	DuluxGroup, Ltd.	B3VL4P5	5,141
102	E.I. du Pont de Nemours & Co.	DD	6,743
4	Givaudan S.A. *	5980613	6,639
119	HB Fuller Co.	FUL	5,598
183	Kansai Paint Co., Ltd.	6483746	2,904
250	Linde AG ADR	LNEGY	4,940
2,000	Mitsui Chemicals, Inc. *	6597368	5,899
40	Monsanto Co.	MON	4,626
101	Novozymes A/S ADR	NVZMY	4,670
105	Sensient Technologies Corp.	SXT	5,892
128	Shin-Etsu Chemical Co., Ltd. ADR	SHECY	1,977
172	Sumitomo Chemical Co., Ltd. ADR	SOMMY	3,074
1,257	Synthomer, Plc.	0988742	4,892
178	The Dow Chemical Co.	DOW	9,532
30	The Sherwin Williams Co.	SHW	6,543
81	WR Grace & Co.	GRA	8,021
100	Yara International ASA ADR	YARIY	5,042
			131,795	1.20%
Commercial Banks
420	Agricultural Bank of China, Ltd. ADR	ACGBY	4,813
746	Akbank TAS ADR	AKBTY	5,647
188	Australia & New Zealand Banking Group, Ltd. ADR	ANZBY	5,845
896	Banco Bilbao Vizcaya Argentaria, S.A.	BBVA	10,868
405	Banco Bradesco S.A. ADR	BBD	7,387
60	Banco de Chile ADR	BCH	4,423
483	Banco do Brasil S.A. ADR	BDORY	7,501
669	Banco Santander S.A.	5705946	6,668
490	Banco Santander S.A. ADR	SAN	4,861
6,000	Bank Central Asia Tbk PT	B01C1P6	5,749
3,698	Banco Espirito Santo S.A.	4058061	583
62	Bank Montreal	BMO	4,772
1,141	Bank of America Corp.	BAC	18,359
1,200	Bank of East Asia, Ltd.	6075648	5,110
674	Barclays, Plc. ADR	BCS	10,110
320	BNP Paribas S.A. ADR	BNPQY	10,800
80	BOC Hong Kong Holdings, Ltd. ADR	BHKLY	5,369
40	BOK Financial Corp.	BOKF	2,695
1,308	China Construction Bank Corp. ADR	CICHY	19,254
487	Citigroup, Inc.	C	25,154
69	City National Corp.	CYN	5,236
109	Commerce Bancshares, Inc.	CBSH	5,028
210	Commonwealth Bank of Australia	6215035	15,950
838	Credit Agricole S.A. ADR	CRARY	6,159
4,000	Dah Sing Banking Group, Ltd.	B01G0P1	7,184
86	DBS Group Holdings, Ltd. ADR	DBSDY	4,943
28	DNB ASA ADR	DNHBY	5,250
306	Fifth Third Bancorp	FITB	6,244
138	Grupo Financiero Banorte SAB de CV ADR	GBOOY	4,851
150	HDFC Bank, Ltd. ADR	HDB	7,454
477	HSBC Holdings, Plc.	HSBC	25,787
736	Industrial & Commercial Bank of China, Ltd. ADR	IDCBY	9,708
371	ING Groep N.V. ADR	ING	5,109
271	Intesa Sanpaolo SpA ADR	ISNPY	4,810
410	Itau Unibanco Holding S.A. ADR	ITUB	7,380
364	JPMorgan Chase & Co.	JPM	21,640
134	KB Financial Group, Inc. ADR	KB	5,452
129	KBC Groep N.V. *	4497749	7,348
1,980	Lloyds Banking Group, Plc. ADR	LYG	10,157
810	Malayan Banking Berhad ADR	MLYBY	5,119
899	Mitsubishi UfJ Financial Group, Inc.	6335171	5,167
1,173	Mizuho Financial Group, Inc.	MFG	4,481
306	National Australia Bank, Ltd. ADR	NABZY	5,034
100	National Bank of Canada	NA	4,809
422	Nordea Bank AB	5380031	5,498
89	PrivateBancorp, Inc.	PVTB	2,625
544	Regions Financial Corp.	RF	5,522
284	Royal Bank Canada	RY	21,093
418	Royal Bank of Scotland Group, Plc. ADR *	RBS	5,033
397	Sberbank of Russia ADR	SBRCY	3,236
119	Shinhan Financial Group Co., Ltd. ADR	SHG	6,153
365	Skandinaviska Enskilda Banken AB	4813345	4,764
625	Societe Genrale S.A. ADR	SCGLY	6,381
421	Standard Bank Group, Ltd. ADR	SGBLY	5,477
241	Standard Chartered, Plc.	0408284	4,852
491	Sumitomo Mitsui Financial Group, Inc. ADR	SMFG	4,002
206	Svenska Handelsbanken AB ADR	SVNLY	4,810
190	Swedbank AB ADR	SWDBY	4,849
162	TCF Financial Corp.	TCB	2,560
146	The Bank of Nova Scotia	BNS	9,668
66	The PNC Financial Services Group, Inc.	PNC	5,594
207	The Toronto Dominion Bank	TD	10,894
219	Trustmark Corp.	TRMK	5,198
1,462	Turkiye Garanti Bankasi AS ADR	TKGBY	5,673
136	U S Bancorp	USB	5,750
85	UMB Financial Corp.	UMBF	4,909
975	UniCredit SpA	B5M1SM3	7,541
315	United Overseas Bank, Ltd.	6916781	5,784
605	Wells Fargo & Co.	WFC	31,121
154	Westpac Banking Corp. ADR	WBK	5,060
			540,315	4.92%
Commercial Services & Supplies
3,593	China Everbright International, Ltd.	6630940	4,923
130	Cintas Corp.	CTAS	8,598
270	Covanta Holding Corp.	CVA	5,667
236	G4S, Plc. ADR	GFSZY	5,209
5,000	Keppel Infrastructure Trust	B66J4M2	4,204
300	Park24 Co., Ltd.	6667733	5,217
161	RR Donnelley & Sons Co.	RRD	2,845
110	Tyco International, Ltd.	TYC	4,908
			41,571	0.38%
Communications Equipment
575	Cisco Systems, Inc.	CSCO	14,369
145	InterDigital, Inc.	IDCC	6,434
77	Motorola Solutions, Inc.	MSI	4,574
128	QUALCOMM, Inc.	QCOM	9,741
327	Riverbed Technology, Inc. *	RVBD	6,161
			41,279	0.38%
Computers & Peripherals
456	Apple, Inc.	AAPL	46,740
142	Canon, Inc.	CAJ	4,639
130	Electronics For Imaging, Inc. *	EFII	5,725
142	Hewlett-Packard Co.	HPQ	5,396
182	NCR Corp. *	NCR	6,217
50	Ricoh Co., Ltd. ADR	RICOY	2,718
101	Seagate Technology, Plc.	STX	6,321
			77,756	0.71%
Construction & Engineering
199	KBR, Inc.	KBR	4,382
495	Shimizu Corp.	6804400	4,090
280	Vinci S.A. ADR	VCISY	4,558
			13,030	0.12%
Construction Materials
238	CRH, Plc.	CRH	5,531
295	Holcim, Ltd. ADR *	HCMLY	4,685
26	Martin Marietta Materials, Inc.	MLM	3,405
1,587	Sumitomo Osaka Cement Co., Ltd.	6858548	5,595
			19,216	0.17%
Consumer Finance
77	American Express Co.	AXP	6,895	0.06%

Containers & Packaging
155	Crown Holdings, Inc. *	CCK	7,482	0.07%

Distributors
400	Canon Marketing Japan, Inc.	6172453	7,993
61	Genuine Parts Co.	GPC	5,352
			13,345	0.12%
Diversified Consumer Services
187	Apollo Group, Inc. *	APOL	5,193	0.05%

Diversified Financial Services
40	Acermans & Van Harem N.V.	5715774	4,837
162	Berkshire Hathaway, Inc. Class-B *	BRK/B	22,235
127	CME Group, Inc.	CME	9,722
58	Groupe Bruxelle Lambert S.A.	7097328	5,699
308	Hong Kong Exchanges & Clearing, Ltd. ADR	HKXCY	7,050
20	Intercontinental Exchange, Inc.	ICE	3,780
295	Leucadia National Corp.	LUK	7,354
69	Orix Corp. ADR	IX	5,223
			65,900	0.60%
Diversified Telecommunication
540	AT&T, Inc.	T	18,878
114	BCE, Inc.	BCE	5,132
126	BT Group, Plc.	BT	8,146
161	Chunghwa Telecom Co., Ltd.	CHT	5,026
305	Deutsche Telekom AG	5842359	4,546
163	Elisa OYJ	5701513	4,435
300	Frontier Communications Corp.	FTR	2,037
23	Iliad S.A.	7759435	5,050
226	Nippon Telegraph & Telephone Corp.	NTT	7,603
493	Orange S.A. ADR	ORAN	7,484
1,145	Portugal Telecom SGPS S.A. ADR	PT	2,508
148	PT Telekomumikasi Indonesia Persero Tbk ADR	TLK	6,817
250	Singapore Telecommunications, Ltd. ADR	SGAPY	7,806
100	Swisscom AG ADR	SCMWY	5,804
414	Telecom Italia SpA *	TI	4,761
665	Telefonica S.A. ADR	TEF	10,540
324	Teliasonera AB ADR	TLSNY	4,701
218	Telstra Corp., Ltd. ADR	TLSYY	5,677
551	Verizon Communications, Inc.	VZ	27,451
199	Vivendi S.A. ADR *	VIVHY	5,154
			149,556	1.36%
Electric Utilities
175	American Electric Power Co., Inc.	AEP	9,398
648	CLP Holdings, Ltd. ADR	CLPHY	5,430
310	CPFL Energia S.A. ADR	CPL	6,243
74	Duke Energy Corp.	DUK	5,475
75	El Paso Electric Co.	EE	2,951
795	Electricite de France S.A. ADR	ECIFY	5,144
128	Endesa S.A. *	5271782	4,752
877	Enel SpA ADR	ENLAY	4,569
41	Entergy Corp.	ETR	3,174
179	Exelon Corp.	EXC	5,982
119	FirstEnergy Corp.	FE	4,075
955	Fortum OYJ ADR	FOJCY	4,727
221	Great Plains Energy, Inc.	GXP	5,673
237	Iberdrola S.A. ADR	IBDRY	6,980
324	Korea Electric Power Corp.	KEP	6,765
42	Nextera Energy, Inc.	NEE	4,135
200	SSE, Plc. ADR	SSEZY	5,090
118	The Southern Co.	SO	5,239
			95,802	0.87%
Electrical Equipment
220	ABB, Ltd. *	7108899	4,991
145	Ametek, Inc.	AME	7,676
135	Emerson Electric Co.	EMR	8,643
120,000	Fdg Electric Vehicles, Ltd. *	BNGLP57	8,516
92	Legrand S.A.	B11ZRK9	5,083
78	Mitsubishi Electric Corp. ADR	MIELY	1,947
56	Rockwell Automation, Inc.	ROK	6,530
400	Schneider Electric SE ADR	SBGSY	6,740
154	SGL Carbon SE *	4818351	4,496
294	Vestas Wind Sys A/S ADR	VWDRY	4,125
			58,747	0.53%
Electronic Equipment & Instruments
61	Avnet, Inc.	AVT	2,715
215	Benchmark Electronics, Inc. *	BHE	5,295
294	Corning, Inc.	GLW	6,133
286	Jabil Circuit, Inc.	JBL	6,172
58	Kyocera Corp. ADR	KYO	2,715
430	LG Display Co., Ltd. ADR *	LPL	7,422
136	Omron Corp.	6659428	5,886
118	TE Connectivity, Ltd.	TEL	7,396
400	Yaskawa Electric Corp.	6986041	5,138
			48,872	0.45%
Energy Equipment & Services
89	Cameron International Corp. *	CAM	6,615
65	Halliburton Co.	HAL	4,395
39	Helmerich & Payne, Inc.	HP	4,097
160	Noble Corp., Plc.	NE	4,554
53	Paragon Offshore, Plc. *	PGN	494
436	Petrofac, Ltd. ADR	POFCY	4,072
162	Rowan Cos., Plc.	RDC	4,912
99	Schlumberger, Ltd.	SLB	10,854
27	Seacor Holdings, Inc. *	CKH	2,203
125	Seadrill, Ltd.	SDRL	4,656
16	Seventy Seven Energy, Inc. *	SSE	376
117	Tenaris S.A. ADR	TS	5,183
45	Tidewater, Inc.	TDW	2,289
338	Trican Well Service, Ltd.	2869964	4,881
			59,581	0.54%
Food & Staples Retailing
29	Casey's General Stores, Inc.	CASY	2,079
87	Colruyt S.A.	5806225	4,147
82	CVS Health Corp.	CVS	6,515
233	J Sainsbury, Plc. ADR	JSAIY	4,546
341	Kninkljke Ahold N.V. ADR	AHONY	5,835
246	Sysco Corp.	SYY	9,306
365	Tesco, Plc. ADR	TSCDY	4,223
123	Walgreen Co.	WAG	7,444
185	Wal-Mart de Mexico SAB de CV ADR	WMMVY	5,021
245	Wal-Mart Stores, Inc.	WMT	18,498
246	Wesfarmers, Ltd. ADR	WFAFY	5,053
180	Whole Foods Market, Inc.	WFM	7,045
159	Woolworths, Ltd.	6981239	5,370
			85,082	0.77%
Food Products
183	Ajinomoto Co., Inc. ADR	AJINY	2,985
207	Archer-Daniels-Midland Co.	ADM	10,321
149	Associated British Foods, Plc. ADR	ASBFY	7,088
237	Brazil S.A. ADR	BRFS	6,318
33	Bunge, Ltd.	BG	2,793
355	Danone S.A. ADR	DANOY	4,956
257	Darling Ingredients, Inc. *	DAR	4,955
223	Ebro Foods Sa	5468324	4,510
47	General Mills, Inc.	GIS	2,509
117	Hormel Foods Corp.	HRL	5,930
112	Ingredion, Inc.	INGR	8,933
710	Jbs S A ADR	JBSAY	6,411
101	Kraft Foods Group, Inc.	KRFT	5,949
222	Mondelez International, Inc.	MDLZ	8,034
288	Nestle S.A. ADR	NSRGY	22,340
142	Nestle Sa	7123870	11,019
97	Post Holdings, Inc. *	POST	3,586
113	Suedzucker AG	5784462	1,950
129	Unilever N.V.	UN	5,372
111	Unilever, Plc.	B10RZP7	4,899
97	Viscofan S.A.	5638280	5,405
71	Want Want China Holdings, Ltd. ADR	WWNTY	4,389
2,000	Yeo Hiap Seng, Ltd.	6209050	3,251
			143,903	1.31%
Gas Utilities
55	Atmos Energy Corp.	ATO	2,781
4,008	Envestra, Ltd.	6037079	4,960
261	Gas Natural SDG S.A.	5650422	7,998
22	One Gas, Inc.	OGS	823
47	Southwest Gas Corp.	SWX	2,454
452	Superior Plus Corp.	SUUIF	6,161
			25,177	0.23%
Health Care Equipment & Supplies
139	Abbott Laboratories	ABT	5,871
152	Alere, Inc. *	ALR	5,388
102	Align Technology, Inc. *	ALGN	5,555
41	Baxter International, Inc.	BAX	3,074
202	Cochlear, Ltd. ADR	CHEOY	6,741
83	Coloplast A/S	B8FMRX8	6,886
77	Covidien, Plc.	COV	6,686
12	Intuitive Surgical, Inc. *	ISRG	5,640
110	Medtronic, Inc.	MDT	7,024
67	Smith & Nephew, Plc. ADR	SNN	5,822
28	Straumann Holding AG	7156832	6,852
29	Stryker Corp.	SYK	2,416
31	Teleflex, Inc.	TFX	3,394
94	Varian Medical Systems, Inc. *	VAR	7,992
			79,341	0.72%
Health Care Providers & Services
27	Aetna, Inc.	AET	2,218
131	Cardinal Health, Inc.	CAH	9,655
26	Community Health Systems, Inc. *	CYH	1,411
385	Community Health Systems Rts 1/4/2016	203668116	14
88	Davita Healthcare Partners, Inc. *	DVA	6,572
85	Express Scripts Holding Co. *	ESRX	6,284
67	UnitedHealth Group, Inc.	UNH	5,808
163	VCA, Inc. *	WOOF	6,642
75	WellCare Health Plans, Inc. *	WCG	4,940
59	WellPoint, Inc.	WLP	6,874
			50,418	0.46%
Hotels Restaurants & Leisure
5,000	Ajisen China Holdings, Ltd.	B1TNRD8	4,129
131	Dunkin' Brands Group, Inc.	DNKN	5,704
655	Galaxy Entertainment Group, Ltd.	6465874	4,936
366	Greene King, Plc.	B0HZP13	5,009
126	JInmao Investments & Jinmao China Investments Holdings, Ltd. *	6139	93
61	Las Vegas Sands Corp.	LVS	4,057
152	Marriott International, Inc.	MAR	10,549
90	McDonald's Corp.	MCD	8,435
129	Melco Crown Entertainment, Ltd. ADR	MPEL	3,658
3,063	Melco International Development, Ltd.	B092QP3	8,161
58	Papa Johns International, Inc.	PZZA	2,297
138	Royal Caribbean Cruises, Ltd.	RCL	8,799
132	Six Flags Entertainment Corp.	SIX	4,815
2,000	SJM Holdings, Ltd.	B2NR3Y6	5,032
54	Sodexo ADR	SDXAY	5,290
100	St Marc Holdings Co., Ltd.	B0SQYV8	5,649
65	Starbucks Corp.	SBUX	5,058
1,704	Tatts Group, Ltd.	B0CRCP7	5,284
73	Whitbread, Plc.	B1KJJ40	5,318
107	Wynn Macau, Ltd. ADR	WYNMY	4,082
33	Yum! Brands, Inc.	YUM	2,390
			108,745	0.99%
Household Durables
5	Forbo Holding AG *	4350035	5,149
83	Garmin, Ltd.	GRMN	4,509
254	Newell Rubbermaid, Inc.	NWL	8,514
170	Panasonic Corp ADR	PCRFY	2,088
			20,260	0.18%
Household Products
43	Colgate-Palmolive Co.	CL	2,783
66	Energizer Holdings, Inc.	ENR	8,020
66	Henkel AG & Co. KGaA ADR	HENKY	6,233
28	Kimberly-Clark Corp.	KMB	3,024
360	Reckitt Benckiser Group, Plc.	RBGLY	6,300
387	The Procter & Gamble Co.	PG	32,164
43	UniCharm Corp.	6911485	2,822
			61,346	0.56%
IT Services
32	Alliance Data Systems Corp. *	ADS	8,468
60	Auto Data Processing, Inc.	ADP	5,009
354	Cielo S.A. ADR	CIOXY	6,690
48	Computer Sciences Corp.	CSC	2,870
99	Fidelity National Information Services, Inc.	FIS	5,618
89	Infosys, Ltd. ADR	INFY	5,296
76	International Business Machines Corp.	IBM	14,615
60	MasterCard, Inc.	MA	4,549
189	NeuStar, Inc. Class-A *	NSR	5,574
37	Visa, Inc.	V	7,863
425	Wipro, Ltd. ADR	WIT	5,083
			71,635	0.65%
Industrial Conglomerates
49	3M Co.	MMM	7,056
53	Danaher Corp.	DHR	4,060
1,066	General Electric Co.	GE	27,695
206	Hutchison Whampoa, Ltd. ADR	HUWHY	5,348
96	Jardine Matheson Holdings, Ltd. ADR	JMHLY	5,782
220	Koc Holdings AS ADR	KHOLY	5,610
167	Koninklijke Philips N.V.	PHG	5,099
126	Siemens AG ADR	SIEGY	15,788
1,900	Sime Darby Berhad	B29TTR1	5,702
220	Smiths Group, Plc. ADR	SMGZY	4,842
			86,982	0.79%
Insurance
71	Ace, Ltd.	ACE	7,549
250	AIA Group, Ltd. ADR	AAGIY	5,414
620	Allianz SE ADR	AZSEY	10,611
55	American Financial Group, Inc.	AFG	3,298
102	American International Group, Inc.	AIG	5,718
61	AON, Plc.	AON	5,317
222	Assured Guaranty, Ltd.	AGO	5,361
290	Aviva, Plc. ADR	AV	5,020
210	AXA S.A. ADR	AXAHY	5,223
178	Genworth Financial, Inc. *	GNW	2,526
84	Intact Financial Corp.	B04YJV1	5,707
49	Lincoln National Corp.	LNC	2,697
260	Manulife Financial Corp.	MFC	5,247
11	Markel Corp. *	MKL	7,258
194	MBIA, Inc. *	MBI	2,023
102	Mercury General Corp.	MCY	5,225
177	MetLife, Inc.	MET	9,689
260	Muenchener Rueckversicherungs-Gesellschaft AG ADR	MURGY	5,209
1,700	New China Life Insurance Co., Ltd.	B5730Z1	6,065
270	Ping An Insurance Group Co. of China, Ltd. ADR	PNGAY	4,393
183	Power Corp. of Canada	PWCDF	5,400
165	Power Financial Corp.	POFNF	5,341
57	Principal Financial Group, Inc.	PFG	3,095
110	Prudential Financial, Inc.	PRU	9,867
165	Prudential, Plc.	PUK	7,963
117	RLI Corp.	RLI	5,230
218	Sampo OYJ ADR	SAXPY	5,355
210	Sanlam, Ltd. ADR	SLLDY	6,489
1,022	Scor SE ADR	SCRYY	3,113
215	Selective Insurance Group, Inc.	SIGI	5,154
769	Standard Life, Plc.	B16KPT4	4,906
73	The Allstate Corp.	ALL	4,489
58	The Chubb Corp.	CB	5,333
179	The Progressive Corp.	PGR	4,479
87	Tokio Marine Holdings, Inc. ADR	TKOMY	2,660
46	Torchmark Corp.	TMK	2,509
96	Vienna Insurance Group AG Wiener Versicherung Gruppe	B0BKSS2	4,650
165	WR Berkley Corp.	WRB	7,978
170	Zurich Insurance Group AG ADR *	ZURVY	5,143
			208,704	1.90%
Internet & Catalog Retail
35	Amazon.com, Inc. *	AMZN	11,866
109	Expedia, Inc.	EXPE	9,363
104	Shutterfly, Inc. *	SFLY	5,305
7	The Priceline Group, Inc. *	PCLN	8,710
			35,244	0.32%
Internet Software & Services
30	Baidu, Inc. ADR *	BIDU	6,436
200	Dena Co., Ltd.	B05L364	2,490
179	Facebook, Inc. Class-A *	FB	13,393
22	Google, Inc. Class-A *	GOOGL	12,812
26	Google, Inc. Class-C *	GOOG	14,862
28	LinkedIn Corp. *	LNKD	6,321
449	Telecity Group, Plc.	B282YM1	5,522
1,660	Tencent Holdings, Ltd. ADR	TCEHY	26,922
225	Yahoo Japan Corp. ADR	YAHOY	1,805
77	Yahoo, Inc. *	YHOO	2,965
			93,528	0.85%
Leisure Equipment & Products
124	Brunswick Corp.	BC	5,332
135	Hasbro, Inc.	HAS	7,108
31	Shimano, Inc.	6804820	3,696
			16,136	0.15%
Life Sciences Tools & Services
168	Agilest Technologies, Inc.	A	9,603	0.09%

Machinery
175	Atlas Copco AB ADR	ATLKY	5,100
57	Caterpillar, Inc.	CAT	6,217
485	CNH Industrial N.V.	CNHI	4,239
70	Fanuc Corp. ADR	FANUY	1,943
167	Hillenbrand, Inc.	HI	5,584
45	Hino Motors, Ltd. ADR	HINOY	6,385
10,000	Jaya Holdings, Ltd.	6207560	497
153	Kubota Corp.	6497509	2,184
41	MAN SE	5563520	4,855
500	Mitsubishi Heavy Industries, Ltd.	6597067	3,076
51	Parker-Hannifin Corp.	PH	5,891
71	Pentair, Plc.	PNR	4,833
48	Pfeiffer Vacuum Technology AG	5499238	4,323
112	Rotork, Plc.	0750695	5,123
388	Sandvik AB ADR	SDVKY	4,823
197	SKF AB ADR	SKFRY	4,557
7	SMC Corp. (Japan)	6763965	1,829
500	Star Micronics Co., Ltd.	6841526	7,037
271	Trelleborg AB	4902384	5,186
386	Volvo AB ADR	VOLVY	4,620
114	Woodward, Inc.	WWD	5,954
176	Xylem, Inc.	XYL	6,558
			100,814	0.92%
Marine
400	Ap Moller-Maersk A/S ADR	AMKBY	5,064	0.05%

Media
98	British Sky Broadcasting Group, Plc.	BSYBY	5,768
109	CBS Corp.	CBS	6,463
75	Cinemark Holdings, Inc.	CNK	2,647
174	Comcast Corp.	CMCSA	9,521
443	Daily Mail & General Trust, Plc.	0945736	6,382
78	DIRECTV *	DTV	6,743
116	Gannett Co., Inc.	GCI	3,916
173	Grupo Televisa SAB ADR	TV	6,413
113	Lamar Advertising Co.	LAMR	5,930
71	Morningstar, Inc.	MORN	4,876
52	Naspers, Ltd. ADR	NPSNY	6,615
255	Pearson, Plc. ADR	PSO	4,700
448	ProSiebenSat.1 Media AG ADR	PBSFY	4,507
135	Reed Elsevier N.V.	ENL	6,165
129	Regal Entertainment Group	RGC	2,715
400	RTL Group S.A.	RGLXY	3,952
1,426	Technicolor S.A. *	B4MMD80	10,938
81	Telenet Group Holding N.V. *	B0LKSK4	4,730
132	The Walt Disney Co.	DIS	11,864
163	Thomson Reuters Corp.	TRI	6,178
32	Time Warner Cable, Inc.	TWC	4,734
87	Time Warner, Inc.	TWX	6,702
10	Time, Inc. *	TIME	235
256	Twenty-First Century Fox, Inc. Class-A	FOXA	9,068
81	Viacom, Inc. Class-B	VIAB	6,573
48	WPP, Plc. ADR	WPPGY	5,034
			153,368	1.40%
Metals & Mining
590	Anglo American, Plc. ADR	AAUKY	7,452
196	Antofagasta, Plc. ADR	ANFGY	5,106
330	ArcelorMittal	MT	4,805
268	Barrick Gold Corp.	ABX	4,929
200	Bhp Billiton, Ltd.	6144690	6,850
156	BHP Billiton, Ltd. ADR	BHP	10,706
80	BHP Billiton, Plc. ADR	BBL	5,078
894	Cia Siderurgica Nacional S.A. ADR	SID	3,907
289	Cliffs Natural Resources, Inc.	CLF	4,355
129	Commercial Metals Co.	CMC	2,229
60	Compass Minerals International, Inc.	CMP	5,344
1,106	Fortescue Metals Group, Ltd.	6086253	4,307
862	Glencore, Plc. ADR	GLNCY	10,301
201	Industrias Penoles SAB de CV	2448200	5,097
1,068	Kinross Gold Corp. *	KGC	4,208
310	MMC Norilsk Nickel OJSC ADR	NILSY	6,067
20,000	MMG, Ltd.	6728793	7,277
84	Newmont Mining Corp.	NEM	2,276
150	Nippon Steel & Sumitomo Metal Corp.	6642569	424
1,572	NovaGold Resources, Inc. *	NG	6,209
497	Polymetal International, Plc.	B6T5S47	4,463
64	POSCO ADR	PKX	5,299
98	Rio Tinto, Plc.	0718875	5,227
108	Royal Gold, Inc.	RGLD	8,397
390	Sesa Sterlite, Ltd. ADR	SSLT	7,172
197	ThyssenKrupp AG *	5636927	5,430
678	Vale S.A. ADR	VALE	8,855
336	Vale S.A. PREF ADR	VALE/P	3,914
			155,684	1.42%
Multi-Utilities
74	Ameren Corp.	AEE	2,959
166	Consolidated Edison, Inc.	ED	9,610
57	Dominion Resources, Inc.	D	4,003
37	DTE Energy Co.	DTE	2,895
255	E.On SE ADR	EONGY	4,618
262	GDF Suez	B0C2CQ3	6,449
1,724	Hera SpA	7598003	4,840
220	MDU Resources Group, Inc.	MDU	6,888
91	National Grid, Plc.	NGG	6,801
119	RWE AG	RWEOY	4,642
272	TECO Energy, Inc.	TE	4,923
122	Vectren Corp.	VVC	5,030
362	Veolia Environment S.A. ADR	VE	6,690
			70,348	0.64%
Multiline Retail
53	Canadian Tire Corp., Ltd.	2172286	5,472
111	Dollar Tree, Inc. *	DLTR	5,952
97	Macy's, Inc.	M	6,042
57	Next, Plc.	3208986	6,712
			24,178	0.22%
Oil, Gas & Consumable Fuels
60	Anadarko Petroleum Corp.	APC	6,761
45	Apache Corp.	APA	4,582
287	BG Group, Plc. ADR	BRGYY	5,749
360	BP, Plc.	BP	17,222
329	Canadian Natural Resources, Ltd.	CNQ	14,328
280	Canadian Oil Sands, Ltd.	COSWF	6,048
234	Chesapeake Energy Corp.	CHK	6,365
224	Chevron Corp.	CVX	28,997
61	China Petroleum & Chemical Corp. ADR	SNP	6,161
28	CNOOC, Ltd. ADR	CEO	5,603
86	ConocoPhillips	COP	6,985
48	Continental Resources, Inc.	CLR	7,742
126	Devon Energy Corp.	DVN	9,503
1,330	DNO ASA *	B15GGN4	4,009
544	Dragon Oil, Plc.	0059079	5,358
356	Ecopetrol S.A. ADR	EC	12,310
112	Enbridge, Inc.	ENB	5,583
376	Eni SpA	7145056	9,372
493	Exxon Mobil Corp.	XOM	49,034
221	Gazprom Neft OAO ADR	GZPFY	4,240
1,192	Gazprom OAO ADR	OGZPY	8,569
198	Gibson Energy, Inc.	B44WH97	6,635
165	Husky Energy, Inc.	HUSKF	5,013
128	Imperial Oil, Ltd.	IMO	6,816
267	Kinder Morgan, Inc.	KMI	10,749
469	Kodiak Oil & Gas Corp. *	KOG	7,631
82	Lukoil OAO ADR	LUKOY	4,552
123	Murphy Oil Corp.	MUR	7,684
44	Noble Energy, Inc.	NBL	3,174
55	Occidental Petroleum Corp.	OXY	5,705
45	ONEOK, Inc.	OKE	3,159
139	Pembina Pipeline Corp.	PBA	6,387
346	Petroleo Brasileiro PREF ADR	PBR/A	7,200
748	Petroleo Brasileiro S.A. ADR	PBR	14,638
78	Phillips 66	PSX	6,788
67	Qep Resources, Inc.	QEP	2,383
207	Repsol S.A. ADR	REPYY	5,148
353	Royal Dutch Shell A ADR	RDS/A	28,582
68	Royal Dutch Shell B ADR	RDS/B	5,770
816	Sandridge Energy, Inc. *	SD	4,276
104	Sasol, Ltd.	SSL	6,092
394	Statoil ASA ADR	STO	11,186
214	Suncor Energy, Inc.	SU	8,793
660	Surgetneftegax OAO ADR	SGTPY	4,752
192	The Williams Cos., Inc.	WMB	11,412
314	Total S.A. ADR	TOT	20,711
97	TransCanada Corp.	TRP	5,217
165	Valero Energy Corp.	VLO	8,933
146	Woodside Petroleum, Ltd. ADR	WOPEY	5,840
106	World Fuel Services Corp.	INT	4,704
			454,451	4.14%
Paper & Forest Products
241	Canfor Corp. *	CFPZF	5,656
116	International Paper Co.	IP	5,620
			11,276	0.10%
Personal Products
55	Beiersdorf AG	5107401	4,837
75	Kao Corp. ADR	KCRPY	3,227
305	L'Oreal S.A. ADR	LRLCY	10,099
			18,162	0.17%
Pharmaceuticals
109	AbbVie, Inc.	ABBV	6,026
23	Allergan, Inc.	AGN	3,765
115	Astellas Pharma, Inc. ADR	ALPMY	1,657
110	AstraZeneca, Plc. ADR	AZN	8,361
89	Bayer AG ADR	BAYRY	11,953
101	Bristol-Myers Squibb Co.	BMY	5,116
127	Dr Reddy's Laboratories, Ltd. ADR	RDY	6,224
60	Eisai Co., Ltd. ADR	ESALY	2,515
225	GlaxoSmithKline, Plc.	0925288	5,506
196	GlaxoSmithKline, Plc. ADR	GSK	9,624
213	Impax Laboratories, Inc. *	IPXL	5,248
41	Jazz Pharmaceuticals, Plc. *	JAZZ	6,680
390	Johnson & Johnson	JNJ	40,455
102	Lilly Eli & Co.	LLY	6,483
9	Mallinckrodt, Plc. *	MNK	733
274	Merck & Co., Inc.	MRK	16,470
192	Merck KGaA ADR	MKGAY	5,549
160	Novartis AG	7103065	14,350
195	Novartis AG ADR	NVS	17,519
435	Novo Nordisk A/S ADR	NVO	19,993
655	Pfizer, Inc.	PFE	19,250
864	Roche Holding AG ADR	RHHBY	31,545
60	Sanofi	5671735	6,579
210	Takeda Pharmaceutical Co., Ltd. ADR	TKPYY	4,794
126	Teva Pharmaceutical Industries, Ltd. ADR	TEVA	6,618
189	Theravance, Inc.	THRX	4,453
47	Valeant Pharmaceuticals International, Inc. *	VRX	5,513
296	Zoetis, Inc.	ZTS	10,490
			283,467	2.58%
Professional Services
292	Experian, Plc. ADR	EXPGY	5,050
44	Manpowergroup, Inc.	MAN	3,414
683	Michael Page International, Plc.	3023231	5,166
72	The Corporate Executive Board Co.	CEB	4,746
			18,376	0.17%
Real Estate Management & Developers
1,000	CapitalLand, Ltd.	6309303	2,659
365	Cheung Kong Holdings, Ltd. ADR	CHEUY	6,586
230	Daiwa House Industry Co., Ltd.	6251363	4,347
14,309	Franshion Properties China, Ltd.	B23TGR6	3,877
8,000	Goldin Properties Holdings, Ltd. *	6680440	4,273
830	Henderson Land Development Co., Ltd. ADR	HLDCY	5,461
147	HongKong Land Holdings, Ltd. ADR	HNGKY	5,069
83	Mitsubishi Estate Co., Ltd. ADR	MITEY	1,915
60	Mitsui Fudosan Co., Ltd.	6597603	1,911
42	Morguard Corp.	2005809	5,541
57	Realogy Holdings Corp. *	RLGY	2,324
514	Savills, Plc.	B135BJ4	5,490
565	Tokyo Tatemono Co., Ltd.	6895426	4,831
			54,284	0.49%
Road & Rail
204	Canadian National Railway Co.	CNI	14,659
293	CSX Corp.	CSX	9,057
362	East Japan Railway Co. ADR	EJPRY	4,666
240	Hertz Global Holdings, Inc. *	HTZ	7,092
1,184	MTR Corp., Ltd.	6290054	4,698
34	Ryder System, Inc.	R	3,072
72	Union Pacific Corp.	UNP	7,579
			50,823	0.46%
Semiconductors & Semiconductor
98	Analog Devices, Inc.	ADI	5,010
299	Applied Materials, Inc.	AMAT	6,908
105	ARM Holdings, Plc. ADR	ARMH	5,096
72	ASML Holdings N.V.	ASML	6,921
508	Infineon Technologies AG	IFNNY	5,893
574	Intel Corp.	INTC	20,044
161	Microchip Technology, Inc.	MCHP	7,862
81	Micron Technology, Inc. *	MU	2,641
102	Silicon Laboratories, Inc. *	SLAB	4,624
181	Skyworks Solutions, Inc.	SWKS	10,255
81	Synaptics, Inc. *	SYNA	6,650
431	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	TSM	9,025
2,500	United Microelectronics Corp.	UMC	5,550
			96,478	0.88%
Software
133	Aspen Technology, Inc. *	AZPN	5,465
161	Autodesk, Inc. *	ADSK	8,636
81	Check Point Software Technologies, Ltd. *	CHKP	5,753
86	Dassault Systemes S.A. ADR	DASTY	5,676
90	Gemalto N.V.	GTOMY	4,422
115	MICROS Systems, Inc. *	MCRS	7,817
627	Microsoft Corp.	MSFT	28,485
53	Netsuite, Inc. *	N	4,645
296	Nintendo Co., Ltd. ADR	NTDOY	4,111
339	Oracle Corp.	ORCL	14,079
230	Progress Software Corp. *	PRGS	5,327
47	Salesforce.com, Inc. *	CRM	2,777
128	Sap SE ADR	SAP	9,975
152	SolarWinds, Inc. *	SWI	6,504
128	SS&C Technologies Holdings, Inc. *	SSNC	5,793
			119,464	1.09%
Specialty Retail
152	CST Brands, Inc.	CST	5,296
135	Hennes & Mauritz AB	5687431	5,740
175	Industria de Diseno Textil S.A.	BP9DL90	5,067
107	Lowe's Cos., Inc.	LOW	5,619
31	O Reilly Automotive, Inc. *	ORLY	4,835
71	Outerwall, Inc. *	OUTR	4,184
197	Sally Beauty Holdings, Inc. *	SBH	5,492
108	The Buckle, Inc.	BKE	5,311
104	The Home Depot, Inc.	HD	9,724
77	The TJX Cos., Inc.	TJX	4,590
			55,859	0.51%
Textiles, Apparel & Luxury Goods
92	Adidas AG ADR	ADDYY	3,441
29	Christian Dior S.A.	4061393	5,154
15	Hermes International	5253973	5,158
219	Kate Spade & Co. *	KATE	7,082
250	Kering ADR	PPRUY	5,298
30	LVMH Moet Hennessy Bouis Vuitto S.A.	4061412	5,202
145	LVMH Moet Hennessy Louis Vuitton S.A. ADR	LVMUY	5,026
56	Michael Korus Holdings, Ltd. *	KORS	4,487
53	Nike, Inc. Class-B	NKE	4,163
246	Pravda SpA ADR	PRDSY	3,493
			48,504	0.44%
Thrifts & Mortgage Finance
133	New York Community Bancorp, Inc.	NYCB	2,121
364	Radian Group, Inc.	RDN	5,300
			7,421	0.07%
Tobacco
143	Altria Group, Inc.	MO	6,160
85	British American Tobacco, Plc.	0287580	5,013
48	British American Tobacco, Plc. ADR	BTI	5,684
69	Imperial Tobacco Group, Plc. ADR	ITYBY	6,051
220	Japan Tobacco, Inc.	6474535	7,533
197	Philip Morris International, Inc.	PM	16,859
			47,301	0.43%
Trading Companies & Distributors
77	GATX Corp.	GMT	5,103
202	ITOCHU Corp. ADR	ITOCY	5,137
41	Marubeni Corp. ADR	MARUY	2,963
217	Reel S.A.	B1VP0K0	4,317
2	Veritv Corp. *	VRTV	89
33	WESCO International, Inc. *	WCC	2,772
			20,381	0.19%
Transportation Infrastructure
372	Atlanta SpA ADR	ATASY	4,687
1,309	BBA Aviation, Plc.	B1FP891	7,022
215	Hamburger Hagen & Logistic AG	B28SK09	5,242
1,941	OHL Mexico SAB de CV *	B3NWLD3	5,696
126	Sydney Airport	B70DWB2	521
162	West shore Terminals Investment Corp.	B8KB138	5,387
			28,555	0.26%
Water Utilities
62	American Water Works Co., Inc.	AWK	3,138
481	Cia de Saneamento Basico do Estado de Sao Paulo ADR	SBS	4,541
			7,678	0.07%
Wireless Telecommunication Services
784	Advanced Info Services, Plc. ADR	AVIFY	5,096
452	America Movil SAB de CV	AMX	11,079
264	MTN Group, Ltd. ADR	MTNOY	6,014
112	Rogers Communications, Inc. Class-B	RCI	4,568
293	Turkcell Iletisim Hizmetleri AS ADR *	TKC	4,325
419	Vodacom Group, Ltd. ADR	VDMCY	5,045
200	Vodafone Group, Plc.	BH4HKS3	686
313	NTT Docomo, Inc. ADR	DCM	5,409
162	KDDI Corp. ADR	KDDIY	2,338
233	SoftBank Corp. ADR	SFTBY	8,435
248	Mobile Telesystems OJSC ADR	MBT	4,576
200	Tim Participacoes S.A. ADR	TSU	5,596
207	SK Telecom Co., Ltd. ADR	SKM	6,193
318	Vodafone Group, Plc. ADR	VOD	10,920
613	Sprint Corp. *	S	3,439
345	China Mobile, Ltd. ADR	CHL	21,487
			105,204	0.96%

Total for Common Stock (Cost - $4,496,578)			4,943,205	45.01%

CORPORATE BONDS

Beverages
10,000	Coca Cola 1.65% 11/01/2018	191216BF6	10,031	0.09%

Capital Markets
7,000	Credit Suisse 7.125% 07/15/32	22541LAE3	9,797
9,000	Goldman Sachs 5.95% 01/18/18	38141GFG4	10,156
			19,953	0.18%
Commercial Banks
10,000	HSBC Holdings 5.1% 04/05/2021	404280AK5	11,462
10,000	Total Fina 4.45% 06/24/2020	89152UAD4	11,131
11,000	Wells Fargo 1.5% 01/16/18	94974BFG0	10,981
			33,574	0.31%
Consumer Finance
11,000	American Express 2.75% 09/15/2015	0258M0DA4	11,264
10,000	John Deere Cap 2.25% 06/07/16	24422ERC5	10,281
			21,545	0.20%
Diversified Telecommunications
11,000	Verizon Communications 2.45% 11/01/22	92343VBJ2	10,476	0.10%

Electric Utilities
10,000	Arizona Pub Serv 4.5% 04/01/42	040555CN2	10,680
10,000	Exelon Corp 4.9% 06/15/2015	30161NAD3	10,333
			21,013	0.19%
Financial Services
8,000	Equitable Cos 7% 04/01/28	29444GAJ6	10,066	0.09%

Food & Beverage
8,000	Anheuser Busch 7.75% 01/15/19	03523TBE7	9,872	0.09%

Food Products
8,000	Kraft Foods 6.875% 01/26/39	50075NAW4	10,770	0.10%

Government Agencies
10,000	Fhlb 2.875% 09/11/2015	3133XWTZ2	10,273	0.09%

Hotels, Restaurants & Leisure
10,000	Carnival Corp 3.95% 10/15/2020	143658BA9	10,554	0.10%

IT Services
10,000	Xerox Corp 2.95% 03/15/2017	984121CF8	10,405	0.09%

Insurance
9,000	Hartford Finl 5.125% 04/15/22	416518AB4	10,283	0.09%

Integrated Oils
8,000	Shell Intl 5.5% 03/25/40	822582AN2	9,868	0.09%

Machinery
10,000	Deere & Co 2.6% 06/08/2022	244199BE4	9,858	0.09%

Media
10,000	Comcast Corp 5.85% 11/15/2015	20030NAJ0	10,638	0.10%

Oil, Gas & Consumable Fuels
10,000	Plains Amer Pipeline 3.85% 10/15/2023	72650RBD3	10,338
10,000	Apache Corp 1.75% 04/15/2017	037411BB0	10,144
10,000	BP Capital 4.742% 03/11/2021	05565QBR8	11,209
10,000	ONEOK Partners 6.125% 02/01/2041	68268NAG8	11,926
			43,617	0.40%
Pharmaceuticals
10,000	Merck & Co 4.15% 05/18/2043	58933YAJ4	10,206	0.09%

Real Estate Investment Trusts
9,000	Host Hotels & Resorts 6% 10/01/21	44107TAQ9	10,459	0.10%

Road & Rail
9,000	Norfolk Southern 5.9% 06/15/19	655844BC1	10,451	0.10%

Supranational
11,000	European Invt 1.75% 03/15/17	298785FU5	11,230
10,000	Intl Bk Recon 2.125% 03/15/2016	459058BB8	10,251
			21,481	0.20%
Thrifts & Mortgage Finance
10,000	Fed Home Loan Mortgage 1% 03/08/17	3137EADC0	10,034
5,000	Fhlmc 1.25% 10/02/2019	3137EADM8	4,865
5,000	Fnma 1.05% 05/25/2018	3135G0XK4	4,947
5,000	Fnma 5% 03/15/2016	31359MH89	5,349
			25,195	0.23%
Utilities
9,000	Entergy Gulf 6% 05/01/18	29365PAN2	10,273	0.09%

Wireless Telecommunication Services
10,000	Rogers Wireless 7.5% 03/15/2015	77531QAM0	10,367	0.09%

Total for Corporate Bonds (Cost - $362,975)			361,228	3.29%

U.S. TREASURY NOTES & OBLIGATIONS
10,000	Us Treasury 0.625% 07/15/2016	912828VL1	10,030
10,000	Us Treasury 1.375% 07/31/2018	912828VQ0	10,005
10,000	Us Treasury 2.5% 08/15/2023	912828VS6	10,190
5,000	US Treasury 6.25% 8/15/2023	912810EQ7	6,636
5,000	US Treasury 5.25% 02/15/2029	912810FG8	6,555
5,000	US Treasury 4.625% 02/15/2040	912810QE1	6,469
5,000	US Treasury 3.375% 08/15/2040	912810QK7	5,787
5,000	US Treasury 3.125% 11/15/2041	912810QT8	5,075
36,000	US Treasury Note 2.625% 06/30/214	912828EN6	37,856
10,000	US Treasury 5.125% 05/15/2016	912828FF2	10,798
39,000	US Treasury Note 2.125% 11/30/2014	912828LZ1	39,197
20,000	US Treasury 2.75% 11/30/2016	912828MA5	20,944
10,000	US Treasury 3.5% 5/15/2020	912828ND8	10,931
10,000	US Treasury 2.625% 08/15/2020	912828NT3	10,428
10,000	US Treasury 1.875% 08/31/2017	912828NW6	10,266
10,000	US Treasury 2.625% 11/15/2020	912828PC8	10,413
10,000	US Treasury 2.125% 08/15/2021	912828RC6	10,059
10,000	US Treasury 1% 08/31/2016	912828RF9	10,096
15,000	US Treasury 1.375% 11/30/2018	912828RT9	14,948
10,000	US Treasury 0.875% 01/31/2017	912828SC5	10,041
10,000	US Treasury .875% 02/28/2017	912828SJ0	10,032
40,000	US Treasury Note 0.375% 04/15/2015	912828SP6	40,073
10,000	US Treasury 1.75% 05/15/2022	912828SV3	9,728
15,000	US Treasury 1.125% 05/31/2019	912828SX9	14,674
20,000	US Treasury 0.75% 6/30/2017	912828TB6	19,916
10,000	Us Treasury 1% 08/31/2019	912828TN0	9,685
10,000	US Treasury 1% 09/30/2019	912828TR1	9,672
20,000	US Treasury .625% 11/30/2017	912828UA6	19,695
10,000	Us Treasury 0.75% 12/31/2017	912828UE8	9,875
10,000	US Treasury 2% 02/15/2023	912828UN8	9,828
10,000	US Treasury .75% 2/28/2018	912828UR9	9,844
10,000	US Treasury 1.125% 03/31/2020	912828UV0	9,646
10,000	US Treasury .625% 04/30/2018	912828UZ1	9,770
20,000	Us Treasury 0.25% 05/15/2016	912828VC1	19,952
10,000	Us Treasury 0.5% 06/15/2016	912828VG2	10,013

Total for U.S. Treasury Notes & Obligations (Cost - $478,943)			469,127	4.27%

EXCHANGE TRADED FUNDS
804	CurrencyShares Japanese Yen Trust *	FXY	75,262
61	iShares 10-20 Year Treasury Bond ETF	TLH	8,067
316	iShares 1-3 Year Treasury Bond ETF	SHY	26,733
423	iShares 20+ Year Treasury Bond ETF	TLT	50,358
735	iShares 3-7 Year Treasury Bond ETF	IEI	89,729
181	iShares 7-10 Year Treasury Bond ETF	IEF	18,987
350	iShares Agency Bond ETF	AGZ	39,280
5,551	iShares International Treasury Bond ETF	IGOV	576,138
1,775	iShares JPMorgan USD Emerging Markets Bond ETF	EMB	205,243
5,230	iShares MBS ETF	MBB	567,246
302	iShares MSCI Emerging Markets ETF	EEM	13,608
1,663	iShares MSCI Emerging markets Small-Cap ETF	EEMS	85,927
1,186	iShares MSCI India ETF	INDA	36,813
71	iShares MSCI Japan Small-Cap ETF	SCJ	4,009
542	iShares MSCI Pacific ex Japan ETF	EPP	27,707
337	iShares MSCI South Korea Capped ETF	EWY	22,377
727	iShares MSCI Taiwan ETF	EWT	12,003
15,572	Market Vectors Emerging Markets Local Currency Bond ETF	EMLC	373,572
26,054	SDR Barclays International Treasury Bond ETF	BWX	1,564,282
4,738	SPDR Barclays High Yield Bond ETF	JNK	196,011
13,152	SPDR Barclays International Corporate Bond ETF	IBND	486,229
859	Vanguard FTSE Europe ETF	VGK	49,633
113	Vanguard Growth ETF	VUG	11,508
1,671	Vanguard Intermediate-Term Corporate Bond ETF	VCIT	145,628
643	Vanguard Long-Term Corporate Bond ETF	VCLT	59,535
680	Vanguard Short-Term Corporate Bond ETF	VCSH	54,563
81	Vanguard Value ETF	VTV	6,701

Total for Exchange Traded Funds (Cost - $4,707,885)			4,807,149	43.77%

REAL ESTATE INVESTMENT TRUSTS
123	American Capital Agency Corp.	AGNC	2,909
352	Artis Real Estate Investment Trust	B0XZXV3	5,152
241	Biomed Realty Trust, Inc.	BMR	5,410
50	Boston Properties, Inc.	BXP	6,071
228	Corp Office Properties Trust	OFC	6,471
471	DiamondRock Hospitality Co.	DRH	6,274
222	Douglas Emmett, Inc.	DEI	6,342
69	Equity Residential	EQR	4,586
15	Essex Property Trust, Inc.	ESS	2,902
123	Eurocommercial Properties N.V.	4798271	6,039
62	Extra Space Storage, Inc.	EXR	3,267
1,154	Goodman Group	B03FYZ4	6,014
140	Health Care REIT, Inc.	HCN	9,461
75	Home Properties, Inc.	HME	4,817
124	Kimco Realty Corp.	KIM	2,913
287	Land Securities Group, Plc.	3180943	5,154
152	LaSalle Hotel Properties	LHO	5,555
634	MFA Financial, Inc.	MFA	5,351
2,905	Mirvac Group	6161978	4,979
57	Plum Creek Timber Co., Inc.	PCL	2,316
33	Public Storage	PSA	5,781
135	Redwood Trust, Inc.	RWT	2,615
24	Simon Property Group, Inc.	SPG	4,081
80	Sovran Self Storage, Inc.	SSS	6,182
385	Sunstone Hotel Investors, Inc.	SHO	5,609
180	Unibail-Rodamco SE	UNRDY	4,840
90	Ventas, Inc.	VTR	5,920
26	Washington Prime Group, Inc.	WPG	508

Total for Real Estate Investment Trusts (Cost - $121,667)			137,519	1.25%

MONEY MARKET FUNDS
251,161	Aim Short Term Invts Tr Treasury	TRPXX	251,161

	Total Investments (Cost - $10,419,208)		10,969,389

	Other Assets Less Liabilities		12,716

	Net Assets		10,982,105

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at August 31, 2014.
The accounting notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
CCA Core Return Fund
1. SECURITY TRANSACTIONS

At August 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,419,208 amounted to $562,827, which consisted of aggregate gross unrealized appreciation of $723,050 and aggregate gross unrealized depreciation of $160,223.

2. SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, Inc.luding, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of August 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,943,205	0	$0	$4,943,205
Real Estate Investment Trust	$137,519	$0	$0	$137,519
Exchange Traded Funds	$4,807,149	$0	$0	$4,807,149
Corporate Bonds	$361,228	$0	$0	$361,228
US Treasury & Obligation	$469,127	$0	$0	$469,127
Cash Equivalents	$251,161	$0	$0	$251,161
Total	$10,969,389	$0	$0	$10,969,389

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  October 30, 2014

By /s/Wes Gallup

* Wes Gallup

Treasurer and Principal Financial Officer

Date:  October 30, 2014